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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: ______
     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Salzman & Co., Inc.
Address: 411 West Putnam Avenue, Suite 109
         Greenwich, CT 06830

Form 13F File Number: 028-12438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen B. Salzman
Title: CEO/President
Phone: 203-302-2701

Signature, Place, and Date of Signing:


/s/ Stephen B. Salzman                 Greenwich, CT   July 28, 2010
------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        3

Form 13F Information Table Value Total:   $9,567
                                       (thousands)

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

        COLUMN 1     COLUMN 2  COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------- -------- --------- -------- ------------------- ---------- -------- ------------------
                                                                                          VOTING AUTHORITY
                     TITLE OF             VALUE  SHARES / SH / PUT / INVESTMENT   OTHER  ------------------
NAME OF ISSUER         CLASS  CUSIP     (x$1000) PRN AMT  PRN  CALL  DISCRETION MANAGERS  SOLE  SHARED NONE
-------------------- -------- --------- -------- -------- ---- ----- ---------- -------- ------ ------ ----
LOCKHEED MARTIN CORP    COM   539830109   2199     29511  SH            SOLE              29511
PROCTER & GAMBLE CO     COM   742718109   4013     66900  SH            SOLE              66900
WELLS FARGO & CO NEW    COM   949746101   3355    131059  SH            SOLE             131059